UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00862
The Growth Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class A
| AGTHX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	0.60%
Management's discussion of fund performance
The fund’s Class A shares gained 23.26% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class A (with sales charge) *	16.18%	11.89%	14.37%
The Growth Fund of America — Class A (without sales charge) *	23.26%	13.22%	15.05%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class C
| GFACX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the
fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.35%
Management's discussion of fund performance
The fund’s Class C shares gained 22.34% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class C (with sales charge) *	21.34%	12.38%	14.35%
The Growth Fund of America — Class C (without sales charge) *	22.34%	12.38%	14.35%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class T
| TFGAX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about
the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class T shares gained 23.57% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class T (with sales charge) 2	20.48%	12.93%	15.37%
The Growth Fund of America — Class T (without sales charge) 2	23.57%	13.50%	15.72%
S&P 500 Index 3	15.88%	14.74%	14.68%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-1
| GFAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 73	0.65%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 23.20% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-1 *	23.20%	13.17%	14.99%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-2
| GFFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 45	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.52% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-2 *	23.52%	13.46%	15.30%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-3
| GAFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.64% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class F-3 2	23.64%	13.58%	15.75%
S&P 500 Index 3	15.88%	14.74%	14.74%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-A
| CGFAX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class 529-A shares
gained
23.23% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-A (with sales charge) *	18.92%	12.38%	14.58%
The Growth Fund of America — Class 529-A (without sales charge) *	23.23%	13.19%	14.99%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions )	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-C
| CGFCX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 156	1.40%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 22.29% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-C (with sales charge) *	21.29%	12.33%	14.56%
The Growth Fund of America — Class 529-C (without sales charge) *	22.29%	12.33%	14.56%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-E
| CGFEX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the
fund
costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 98	0.88%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.92% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-E *	22.92%	12.91%	14.72%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-T
| TAFFX
for the year ended August 31,
2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 45	0.40%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.50% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-T (with sales charge) 2	20.42%	12.87%	15.32%
The Growth Fund of America — Class 529-T (without sales charge) 2	23.50%	13.44%	15.66%
S&P 500 Index 3	15.88%	14.74%	14.68%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional
information
about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-1
| CGFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 51	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.44% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-F-1 *	23.44%	13.41%	15.23%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-2
| FAFGX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.39%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.53% for the year
ended
August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-2 2	23.53%	15.48%
S&P 500 Index 3	15.88%	16.86%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-3
| FFAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.59% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-3 2	23.59%	15.54%
S&P 500 Index 3	15.88%	16.86%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial
information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-1
| RGAAX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.37%
Management's discussion of fund performa
nc
e
The fund’s Class R-1 shares gained 22.32% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-1 *	22.32%	12.36%	14.16%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of addition
al inf
or
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2
| RGABX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 153	1.38%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.32% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2 *	22.32%	12.35%	14.16%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of a
dditi
onal infor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2E
| RGEBX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 121	1.09%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.67% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2E *	22.67%	12.68%	14.51%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
for
mat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-3
| RGACX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 104	0.93%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.87% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-3 *	22.87%	12.85%	14.67%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-4
| RGAEX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 71	0.64%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 23.21% for the year ended August 31, 2025. That result compares with a 15.88%
gain
for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-4 *	23.21%	13.19%	15.01%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5E
| RGAHX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.44%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.47% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class R-5E 2	23.47%	13.41%	14.96%
S&P 500 Index 3	15.88%	14.74%	14.22%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5
| RGAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.59% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5 *	23.59%	13.53%	15.36%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-005-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-6
| RGAGX
for the year ended August 31, 2025
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.64% for the year ended August 31, 2025. That result compares with a 15.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities rose sharply over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the communication services, industrials and information technology sectors pushed the S&P 500 Index to record highs. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, which was due to a surge in imports ahead of new tariffs. Despite policy uncertainty, increased government spending and the resilient U.S. consumer supported the expansion. Inflation rose towards the end of the period, indicating a modest tariff impact and reinforcing expectations of potential near-term U.S. Federal Reserve rate cuts.
Holdings in multiple sectors added positive returns to the portfolio, including communication services, information technology and financials. Likewise, holdings in consumer discretionary, utilities, real estate and industrials saw returns surpassing those of the overall portfolio. Consumer staples shares were also positive, though below the portfolio’s overall return.
Detractors during the period included holdings in the health care sector, particularly within the pharmaceuticals industry. The materials and energy sectors also contributed negatively to overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-6 *	23.64%	13.58%	15.42%
S&P 500 Index †	15.88%	14.74%	14.60%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions )	$ 328,977
Total number of portfolio holdings	328
Total advisory fees paid (in millions)	$ 761
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-005-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Joseph J. Bonner, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	151,000	20,000	13,000	None
August 31, 2024	276,000	41,000	12,000	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	1,614,000	4,000	None
August 31, 2024	Not Applicable	2,489,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	1,652,000
August 31, 2024	2,554,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Growth Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2025
Lit. No. MFGEFP4-005-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Common stocks 95.87%	Shares	Value (000)
Information technology 28.25%
NVIDIA Corp.	104,530,231	$18,207,076
Microsoft Corp.	32,395,729	16,414,592
Broadcom, Inc.	47,781,604	14,209,771
Taiwan Semiconductor Manufacturing Co., Ltd.	127,109,875	4,785,522
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,992,827	690,954
Shopify, Inc., Class A, subordinate voting shares (a)	31,894,613	4,506,071
Cloudflare, Inc., Class A (a)	20,171,290	4,209,950
Strategy, Inc., Class A (a)	10,592,837	3,542,351
Apple, Inc.	13,855,100	3,216,323
Micron Technology, Inc.	18,968,332	2,257,421
ASML Holding NV	1,802,603	1,339,059
ASML Holding NV (ADR)	974,038	723,340
Synopsys, Inc. (a)	3,141,292	1,895,833
Salesforce, Inc.	6,148,505	1,575,554
Motorola Solutions, Inc.	2,927,029	1,382,904
Oracle Corp.	6,086,895	1,376,430
SAP SE	4,325,698	1,176,147
Constellation Software, Inc.	312,988	1,037,028
KLA Corp.	1,037,175	904,417
SK hynix, Inc.	4,640,406	888,365
Unity Software, Inc. (a)(b)	21,169,493	834,290
Arista Networks, Inc. (a)	5,529,849	755,101
ServiceNow, Inc. (a)	738,470	677,517
AppLovin Corp., Class A (a)	1,359,429	650,609
Texas Instruments, Inc.	2,710,467	548,815
Applied Materials, Inc.	3,010,802	484,017
Palantir Technologies, Inc., Class A (a)	2,808,371	440,100
ARM Holdings PLC (ADR) (a)	3,110,048	430,151
Aurora Innovation, Inc., Class A (a)	69,604,709	391,875
Adobe, Inc. (a)	826,811	294,924
Fair Isaac Corp. (a)	162,659	247,508
DocuSign, Inc. (a)	3,210,578	246,123
Palo Alto Networks, Inc. (a)	1,247,293	237,634
Intuit, Inc.	356,208	237,591
Advanced Micro Devices, Inc. (a)	1,423,933	231,574
Accenture PLC, Class A	861,139	223,870
Fabrinet, non-registered shares (a)	670,558	222,149
QUALCOMM, Inc.	1,291,168	207,529
Lam Research Corp.	1,870,104	187,291
Intel Corp. (a)	7,394,181	180,048
First Solar, Inc. (a)	737,234	143,901
Atlassian Corp., Class A (a)	760,493	135,200
Monday.com, Ltd. (a)	555,451	107,202
Datadog, Inc., Class A (a)	727,927	99,493
RingCentral, Inc., Class A (a)	2,993,914	91,344
Gartner, Inc. (a)	267,751	67,256
Credo Technology Group Holding, Ltd. (a)	522,243	64,265
Figma, Inc. (a)(c)	788,500	55,416
MKS, Inc.	485,141	50,134
Stripe, Inc., Class B (a)(d)(e)	1,153,942	40,965
		92,923,000

Consumer discretionary 15.58%
Amazon.com, Inc. (a)	55,096,072	12,617,000
Royal Caribbean Cruises, Ltd. (b)	21,067,102	7,651,993
Tesla, Inc. (a)	22,505,927	7,514,054
MercadoLibre, Inc. (a)	895,062	2,213,408
DoorDash, Inc., Class A (a)	8,898,930	2,182,463
D.R. Horton, Inc.	11,648,673	1,974,217
Starbucks Corp.	18,375,780	1,620,560
Flutter Entertainment PLC (a)	4,815,650	1,479,223
Chipotle Mexican Grill, Inc. (a)	30,577,314	1,288,528
Burlington Stores, Inc. (a)(b)	4,094,174	1,190,095

1	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Booking Holdings, Inc.	189,744	$1,062,386
NVR, Inc. (a)	116,354	944,521
Home Depot, Inc.	2,254,630	917,116
Carvana Co., Class A (a)	2,195,929	816,710
NIKE, Inc., Class B	9,413,842	728,349
Hermes International	279,069	682,185
Hilton Worldwide Holdings, Inc.	2,400,848	662,778
General Motors Co.	11,135,982	652,457
Tractor Supply Co.	9,949,975	614,510
Wayfair, Inc., Class A (a)	7,653,772	570,971
Duolingo, Inc., Class A (a)	1,606,175	478,415
Viking Holdings, Ltd. (a)	6,221,498	395,812
Caesars Entertainment, Inc. (a)(b)	12,838,169	343,678
Lennar Corp., Class A	2,148,817	286,093
Floor & Decor Holdings, Inc., Class A (a)	3,221,111	263,873
Norwegian Cruise Line Holdings, Ltd. (a)	10,422,439	258,893
Polaris, Inc. (b)	3,837,983	217,153
DraftKings, Inc., Class A (a)	4,221,519	202,548
TJX Cos., Inc. (The)	1,412,392	192,947
Toll Brothers, Inc.	1,297,026	180,287
LVMH Moet Hennessy-Louis Vuitton SE	270,931	159,644
Ferrari NV (EUR denominated)	297,178	141,706
Rivian Automotive, Inc., Class A (a)	10,225,277	138,757
McDonald’s Corp.	419,561	131,549
Aramark	2,907,843	113,726
adidas AG	432,298	84,275
Marriott International, Inc., Class A	304,274	81,503
YUM! Brands, Inc.	475,851	69,936
Service Corp. International	759,166	60,164
Metaplanet, Inc. (a)(c)	8,368,386	48,607
TopBuild Corp. (a)	36,178	15,222
		51,248,312

Communication services 13.97%
Meta Platforms, Inc., Class A	23,740,894	17,537,398
Alphabet, Inc., Class C	33,543,312	7,162,503
Alphabet, Inc., Class A	27,853,666	5,930,324
Netflix, Inc. (a)	7,254,340	8,765,056
ROBLOX Corp., Class A (a)	13,248,070	1,650,577
Charter Communications, Inc., Class A (a)	2,956,527	785,195
SoftBank Group Corp.	7,169,857	776,371
Snap, Inc., Class A, nonvoting shares (a)	88,651,659	632,973
Take-Two Interactive Software, Inc. (a)	2,601,251	606,794
Spotify Technology SA (a)	716,936	488,864
T-Mobile US, Inc.	1,871,751	471,663
Live Nation Entertainment, Inc. (a)	2,710,774	451,317
Verizon Communications, Inc.	9,754,805	431,455
Nintendo Co., Ltd.	1,882,800	168,257
Epic Games, Inc. (a)(d)(e)	84,249	56,362
Frontier Communications Parent, Inc. (a)	683,500	25,344
Trade Desk, Inc. (The), Class A (a)	30,486	1,666
		45,942,119

Industrials 11.72%
Uber Technologies, Inc. (a)	64,060,840	6,005,704
Boeing Co. (The) (a)	19,976,450	4,688,073
TransDigm Group, Inc.	2,685,558	3,756,773
General Electric Co.	11,626,699	3,199,668
United Rentals, Inc.	1,877,254	1,795,293
United Airlines Holdings, Inc. (a)	13,606,048	1,428,635
Ingersoll-Rand, Inc.	15,881,455	1,261,464
GE Vernova, Inc.	1,976,631	1,211,615
Caterpillar, Inc.	2,656,583	1,113,215
Axon Enterprise, Inc. (a)	1,341,517	1,002,502
XPO, Inc. (a)(b)	7,659,022	993,375

The Growth Fund of America	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Republic Services, Inc.	4,039,488	$945,119
Carrier Global Corp.	14,208,417	926,389
Safran SA	2,197,244	727,584
Quanta Services, Inc.	1,745,213	659,621
Dayforce, Inc. (a)(b)	9,224,036	643,561
RTX Corp.	3,998,156	634,108
Recruit Holdings Co., Ltd.	11,005,800	627,226
HEICO Corp.	1,686,203	526,129
HEICO Corp., Class A	303,153	74,276
FTAI Aviation, Ltd.	3,714,931	571,542
ATI, Inc. (a)	6,653,107	515,882
Rocket Lab Corp. (a)	10,161,099	493,829
Airbus SE, non-registered shares	2,223,640	466,217
Ryanair Holdings PLC (ADR)	5,558,616	352,806
Ryanair Holdings PLC	315,525	9,327
Equifax, Inc.	1,305,630	321,577
Delta Air Lines, Inc.	5,057,298	312,440
Automatic Data Processing, Inc.	948,415	288,366
Rolls-Royce Holdings PLC	19,538,511	282,353
Bombardier, Inc., Class B (a)	2,366,796	276,705
Old Dominion Freight Line, Inc.	1,830,796	276,395
Northrop Grumman Corp.	463,045	273,215
Builders FirstSource, Inc. (a)	1,629,272	225,947
Union Pacific Corp.	935,596	209,171
Honeywell International, Inc.	922,221	202,427
Copart, Inc. (a)	3,801,535	185,553
Waste Management, Inc.	769,227	174,145
GFL Environmental, Inc., subordinate voting shares	3,285,634	164,413
APi Group Corp. (a)	3,967,062	141,545
Lockheed Martin Corp.	282,905	128,900
Lennox International, Inc.	210,691	117,536
Saia, Inc. (a)	252,098	74,737
Applied Industrial Technologies, Inc.	278,693	73,458
Watsco, Inc.	160,986	64,778
Tetra Tech, Inc.	1,647,990	60,020
Einride AB (a)(d)(e)	788,000	32,276
Einride AB (EUR denominated) (a)(d)(e)	267,404	10,953
Willscot Holdings Corp., Class A	1,587,237	38,475
		38,565,318

Health care 10.53%
Eli Lilly and Co.	12,420,617	9,099,096
Vertex Pharmaceuticals, Inc. (a)	11,994,495	4,690,087
Alnylam Pharmaceuticals, Inc. (a)(b)	10,181,075	4,545,952
Boston Scientific Corp. (a)	16,640,505	1,755,573
Intuitive Surgical, Inc. (a)	3,317,214	1,570,021
HCA Healthcare, Inc.	3,864,292	1,561,019
UnitedHealth Group, Inc.	4,164,603	1,290,486
Thermo Fisher Scientific, Inc.	2,546,279	1,254,603
Abbott Laboratories	6,256,037	829,926
Stryker Corp.	1,886,437	738,370
Amgen, Inc.	2,334,081	671,538
Insmed, Inc. (a)	4,735,759	644,537
Illumina, Inc. (a)	5,645,044	564,279
Hims & Hers Health, Inc., Class A (a)	13,005,039	550,763
Exact Sciences Corp. (a)	9,244,048	438,353
Regeneron Pharmaceuticals, Inc.	744,829	432,522
EssilorLuxottica SA	1,011,012	307,998
Novo Nordisk AS, Class B	4,857,778	274,192
Danaher Corp.	1,243,011	255,837
Doximity, Inc., Class A (a)	3,635,102	246,969
AbbVie, Inc.	1,148,966	241,742
Merck & Co., Inc.	2,685,081	225,869
Insulet Corp. (a)	657,085	223,330
Ascendis Pharma AS (ADR) (a)	1,062,134	206,341
GE HealthCare Technologies, Inc.	2,417,926	178,274

3	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	136,405	$177,468
Johnson & Johnson	990,265	175,445
Zoetis, Inc., Class A	1,077,259	168,483
Natera, Inc. (a)	988,724	166,353
Royalty Pharma PLC, Class A	4,385,711	157,798
Veeva Systems, Inc., Class A (a)	545,371	146,814
CVS Health Corp.	1,666,942	121,937
Ionis Pharmaceuticals, Inc. (a)	2,401,067	102,369
Align Technology, Inc. (a)	705,415	100,141
Guardant Health, Inc. (a)	1,411,698	95,177
IQVIA Holdings, Inc. (a)	473,645	90,376
Daiichi Sankyo Co., Ltd.	3,470,300	82,813
DexCom, Inc. (a)	820,214	61,795
QIAGEN NV	1,150,117	53,480
CRISPR Therapeutics AG (a)(c)	957,432	49,624
Masimo Corp. (a)	340,108	47,516
Verily Life Sciences, LLC (a)(d)(e)	673,374	22,040
Vaxcyte, Inc. (a)	499,167	15,369
Humana, Inc.	41,898	12,723
		34,645,398

Financials 9.66%
Mastercard, Inc., Class A	5,829,865	3,470,460
Visa, Inc., Class A	8,572,063	3,015,480
KKR & Co., Inc.	17,752,181	2,476,252
Affirm Holdings, Inc., Class A (a)	23,020,319	2,036,377
Progressive Corp.	7,219,430	1,783,632
BlackRock, Inc.	1,222,089	1,377,465
Capital One Financial Corp.	5,655,326	1,285,003
Fannie Mae (a)(c)	111,532,279	1,259,199
Toast, Inc., Class A (a)	25,916,197	1,168,820
Wells Fargo & Co.	13,267,192	1,090,298
Goldman Sachs Group, Inc.	1,169,967	871,918
PayPal Holdings, Inc. (a)	11,987,911	841,431
Apollo Asset Management, Inc.	6,095,435	830,381
Bank of America Corp.	15,401,608	781,478
JPMorgan Chase & Co.	2,333,120	703,249
Brookfield Corp., Class A	10,683,807	702,140
Ares Management Corp., Class A	3,368,236	603,588
Marsh & McLennan Cos., Inc.	2,853,819	587,345
Federal Home Loan Mortgage Corp. (a)	59,239,678	559,815
Morgan Stanley	3,691,762	555,536
Fiserv, Inc. (a)	3,893,007	537,936
LPL Financial Holdings, Inc.	1,464,407	533,747
Blue Owl Capital, Inc., Class A	25,807,170	477,949
Brown & Brown, Inc.	4,275,707	414,530
AIA Group, Ltd.	39,826,886	376,882
UBS Group AG	9,262,139	374,497
Ryan Specialty Holdings, Inc., Class A	6,282,026	355,123
Truist Financial Corp.	7,506,251	351,443
Blackstone, Inc.	2,003,957	343,478
Nu Holdings, Ltd., Class A (a)	22,675,787	335,602
Block, Inc., Class A (a)	3,719,953	296,257
American Express Co.	815,866	270,280
Berkshire Hathaway, Inc., Class B (a)	497,031	249,997
Tradeweb Markets, Inc., Class A	1,955,240	241,198
Chime Financial, Inc., Class A (a)(c)	5,282,875	139,521
Chime Financial, Inc., Class A (a)(f)	1,433,730	37,865
Intercontinental Exchange, Inc.	969,597	171,231
Trupanion, Inc. (a)	1,975,752	91,596
Kinsale Capital Group, Inc.	156,937	71,791
S&P Global, Inc.	127,402	69,872
Coinbase Global, Inc., Class A (a)	144,874	44,120
		31,784,782

The Growth Fund of America	4

Common stocks (continued)	Shares	Value (000)
Consumer staples 2.16%
Philip Morris International, Inc.	11,562,585	$1,932,455
Costco Wholesale Corp.	1,637,745	1,544,918
L’Oreal SA, bonus shares	654,534	304,659
L’Oreal SA, non-registered shares	584,816	272,208
Hershey Co.	2,142,638	393,710
Performance Food Group Co. (a)	3,837,229	389,095
Avenue Supermarts, Ltd. (a)	5,780,754	311,541
PepsiCo, Inc.	1,893,141	281,415
Mondelez International, Inc., Class A	3,976,007	244,286
Procter & Gamble Co.	1,331,171	209,047
Coca-Cola Co.	2,960,287	204,230
Caseys General Stores, Inc.	395,856	195,759
Walmart, Inc.	1,845,578	178,984
Constellation Brands, Inc., Class A	1,099,135	177,994
Dollar Tree Stores, Inc. (a)	1,544,444	168,607
Estee Lauder Cos., Inc. (The), Class A	1,142,787	104,828
Keurig Dr Pepper, Inc.	3,109,369	90,451
Celsius Holdings, Inc. (a)	1,408,199	88,547
		7,092,734

Energy 1.83%
EOG Resources, Inc.	10,829,080	1,351,686
Cenovus Energy, Inc. (CAD denominated)	51,163,305	850,890
Cenovus Energy, Inc. (c)	18,675,239	310,196
Exxon Mobil Corp.	8,412,300	961,442
Halliburton Co.	35,432,321	805,377
TechnipFMC PLC	12,000,000	441,120
ConocoPhillips	3,336,288	330,192
Chevron Corp.	1,602,250	257,321
Canadian Natural Resources, Ltd. (CAD denominated)	7,581,774	240,093
EQT Corp.	3,177,491	164,721
Diamondback Energy, Inc.	1,100,000	163,636
Schlumberger NV	2,728,476	100,517
Weatherford International	779,784	49,676
		6,026,867

Materials 1.29%
Sherwin-Williams Co.	3,579,043	1,309,321
Linde PLC	1,701,703	813,907
Wheaton Precious Metals Corp.	5,695,127	571,905
Steel Dynamics, Inc.	3,527,611	461,835
Albemarle Corp.	3,993,326	339,113
Barrick Mining Corp.	7,065,332	188,150
Air Products and Chemicals, Inc.	551,045	162,068
Freeport-McMoRan, Inc.	3,304,443	146,717
International Paper Co.	2,507,691	124,582
Sika AG	341,064	79,206
Shin-Etsu Chemical Co., Ltd.	1,372,900	42,533
		4,239,337

Utilities 0.48%
Constellation Energy Corp.	4,643,886	1,430,224
Southern Co. (The)	1,642,966	151,646
		1,581,870

5	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Real estate 0.40%
Zillow Group, Inc., Class C, nonvoting shares (a)	7,045,846	$594,035
CoStar Group, Inc. (a)	5,270,334	471,642
American Tower Corp. REIT	896,136	182,677
Millrose Properties, Inc., Class A, REIT	1,075,358	37,971
Crown Castle, Inc. REIT	379,095	37,584
		1,323,909
Total common stocks (cost: $129,604,507,000)		315,373,646
Preferred securities 1.27%
Financials 0.87%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(c)	79,452,851	1,346,726
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	11,018,208	177,613
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	50,228
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	837,016	12,723
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 5.615% perpetual noncumulative preferred shares (a)(g)	189,851	2,658
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(c)	80,294,136	1,272,020
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	3,326
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	212,500	2,975
		2,868,269

Information technology 0.36%
Anthropic, PBC, Class F, preferred shares (a)(d)(e)	2,859,590	403,109
Databricks, Inc., Series J, preferred shares (a)(d)(e)	2,241,043	319,349
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(d)(e)	7,098,300	251,990
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(d)(e)	604,130	21,446
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(d)(e)	396,250	14,067
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(d)(e)	376,444	13,364
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(d)(e)	214,287	7,607
PsiQuantum Corp., Series E, preferred shares (a)(d)(e)	2,330,099	95,828
PsiQuantum Corp., Series D, preferred shares (a)(d)(e)	613,889	25,247
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)(e)	3,800,381	18,356
		1,170,363

Consumer discretionary 0.03%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)(e)	1,164,589	98,548
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)(e)	163,537	13,838
		112,386

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(d)(e)	658,158	26,958
Total preferred securities (cost: $2,344,423,000)		4,177,976
Rights & warrants 0.13%
Information technology 0.13%
OpenAI Global, LLC, rights (a)(d)(e)	177,682,110	444,205
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(d)	180,549	— (h)
Total rights & warrants (cost: $177,682,000)		444,205
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	972,132	38,380

The Growth Fund of America	6

Convertible stocks (continued)	Shares	Value (000)
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)(e)	3,616,767	$2,528
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)(e)	644,229	450
		2,978
Total convertible stocks (cost: $74,922,000)		41,358
Convertible bonds & notes 0.05%	Principal amount (000)
Information technology 0.03%
Wolfspeed, Inc., convertible notes, 1.75% 5/1/2026 (i)	USD32,308	11,792
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028 (i)	17,544	6,404
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029 (i)	193,623	71,156
		89,352

Industrials 0.02%
Uber Technologies, Inc. 0% 5/15/2028 (j)	68,570	76,563
Total convertible bonds & notes (cost: $157,179,000)		165,915
Short-term securities 2.68%	Shares
Money market investments 2.63%
Capital Group Central Cash Fund 4.29% (b)(k)	86,486,190	8,649,484

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (k)(l)	89,978,227	89,978
Capital Group Central Cash Fund 4.29% (b)(k)(l)	561,848	56,191
		146,169
Total short-term securities (cost: $8,794,134,000)		8,795,653
Total investment securities 100.01% (cost: $141,152,847,000)		328,998,753
Other assets less liabilities (0.01)%		(22,214)
Net assets 100.00%		$328,976,539
Investments in affiliates (b)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Common stocks 4.99%
Information technology 0.25%
Unity Software, Inc. (a)	$286,853	$75,865	$762	$227	$472,107	$834,290	$—
Wolfspeed, Inc. (a)(m)	69,800	—	56,994	(494,283)	481,477	—	—
						834,290
Consumer discretionary 2.86%
Royal Caribbean Cruises, Ltd.	3,884,211	90,143	770,333	532,866	3,915,106	7,651,993	53,749
Burlington Stores, Inc. (a)	509,730	538,525	1,111	607	142,344	1,190,095	—
Caesars Entertainment, Inc. (a)	465,216	20,031	697	(156)	(140,716)	343,678	—
Polaris, Inc.	325,428	—	305	(320)	(107,650)	217,153	10,220
Mattel, Inc. (a)(m)	326,908	—	315,898	78,535	(89,545)	—	—
Floor & Decor Holdings, Inc., Class A (a)(n)	480,208	553,376	468,742	(159,186)	(141,783)	—	—
						9,402,919

7	The Growth Fund of America

Investments in affiliates (b) (continued)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Industrials 0.50%
XPO, Inc. (a)	$637,967	$373,688	$129,067	$(17,941)	$128,728	$993,375	$—
Dayforce, Inc. (a)	363,840	173,543	722	204	106,696	643,561	—
						1,636,936
Health care 1.38%
Alnylam Pharmaceuticals, Inc. (a)	2,786,990	205,700	317,050	33,333	1,836,979	4,545,952	—
Exact Sciences Corp. (a)(n)	524,164	60,650	21,657	(8,116)	(116,688)	—	—
						4,545,952
Financials 0.00%
Essent Group, Ltd. (m)	350,172	—	315,312	63,606	(98,466)	—	185
Consumer staples 0.00%
Fever-Tree Drinks PLC (m)	82,520	—	66,203	(93,219)	76,902	—	332
Energy 0.00%
Weatherford International (n)	130,256	297,210	261,562	(45,544)	(70,684)	—	1,848
Materials 0.00%
Celanese Corp. (m)	900,781	—	489,193	(303,810)	(107,778)	—	4,902
Total common stocks						16,420,097
Convertible stocks 0.00%
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)(e)(n)	—	6,180	—	—	(3,652)	—	—
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)(e)(n)	—	39,166	—	—	(38,716)	—	—
						—
Short-term securities 2.65%
Money market investments 2.63%
Capital Group Central Cash Fund 4.29% (k)	9,837,268	34,210,201	35,396,917	793	(1,861)	8,649,484	441,953
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.29% (k)(l)	180,041		123,850 (o)			56,191	— (p)
Total short-term securities						8,705,675
Total 7.64%				$(412,404)	$6,242,800	$25,125,772	$513,189
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
OpenAI Global, LLC, rights (a)(d)	9/30/2024	$177,682	$444,205	0.13%
Anthropic, PBC, Class F, preferred shares (a)(d)	8/29/2025	403,110	403,109	0.12
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(d)	3/15/2023	142,918	251,990	0.08
Stripe, Inc., Class B (a)(d)	5/6/2021-8/24/2023	45,738	40,965	0.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(d)	8/24/2023	13,012	21,446	0.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(d)	9/29/2023	8,909	14,067	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(d)	3/15/2021	15,105	13,364	0.00 (q)
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(d)	8/24/2023	4,615	7,607	0.00 (q)
Databricks, Inc., Series J, preferred shares (a)(d)	12/17/2024	207,296	319,349	0.10
PsiQuantum Corp., Series E, preferred shares (a)(d)	3/17/2025-6/3/2025	95,828	95,828	0.03
PsiQuantum Corp., Series D, preferred shares (a)(d)	5/28/2021	16,100	25,247	0.01

The Growth Fund of America	8

Restricted securities (e) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)	5/1/2020	$100,000	$98,548	0.03%
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)	6/11/2021	15,000	13,838	0.00 (q)
Einride AB (a)(d)	2/1/2023-7/14/2025	26,792	32,276	0.01
Einride AB, Series C, preferred shares (a)(d)	11/23/2022-4/21/2025	22,377	26,958	0.01
Einride AB (EUR denominated) (a)(d)	2/1/2023-7/14/2025	9,092	10,953	0.00 (q)
Epic Games, Inc. (a)(d)	3/29/2021	74,560	56,362	0.02
Verily Life Sciences, LLC (a)(d)	12/21/2018	83,000	22,040	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)	12/1/2021	65,065	18,356	0.00 (q)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)	12/14/2023	6,180	2,528	0.00 (q)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)	10/22/2021	39,166	450	0.00 (q)
Total		$1,571,545	$1,919,486	0.58%

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $37,865,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Amount less than one thousand.
(i)	Scheduled interest and/or principal payment was not received.
(j)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $76,563,000, which represented
0.02% of the net assets of the fund.

(k)	Rate represents the seven-day yield at 8/31/2025.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Affiliated issuer during the reporting period but no longer held at 8/31/2025.
(n)	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2025. Refer to the investment portfolio for the security value at 8/31/2025.
(o)	Represents net activity. Refer to Note 5 for more information on securities lending.
(p)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(q)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
EUR = Euros
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

9	The Growth Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $180,148 of investment securities on loan):
Unaffiliated issuers (cost: $125,785,390)	$303,872,981
Affiliated issuers (cost: $15,367,457)	25,125,772	$328,998,753
Cash		11,322
Cash collateral received for securities on loan		16,241
Receivables for:
Sales of investments	438,968
Sales of fund’s shares	158,240
Dividends and interest	165,491
Securities lending income	304
Other	1,115	764,118
		329,790,434
Liabilities:
Collateral for securities on loan		162,410
Payables for:
Purchases of investments	322,704
Repurchases of fund’s shares	177,396
Investment advisory services	69,716
Services provided by related parties	62,332
Trustees’ deferred compensation	9,321
Other	10,016	651,485
Commitments and contingencies*
Net assets at August 31, 2025		$328,976,539
Net assets consist of:
Capital paid in on shares of beneficial interest		$118,777,917
Total distributable earnings (accumulated loss)		210,198,622
Net assets at August 31, 2025		$328,976,539
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

The Growth Fund of America	10

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,878,058 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$167,142,947	1,959,859	$85.28
Class C	4,042,415	55,634	72.66
Class T	19	— *	85.28
Class F-1	7,009,025	82,993	84.45
Class F-2	46,347,752	544,888	85.06
Class F-3	16,379,353	191,654	85.46
Class 529-A	16,710,208	199,468	83.77
Class 529-C	344,425	4,734	72.75
Class 529-E	439,122	5,348	82.12
Class 529-T	34	— *	85.25
Class 529-F-1	19	— *	83.53
Class 529-F-2	1,769,280	20,760	85.22
Class 529-F-3	217	3	85.13
Class R-1	348,068	4,676	74.43
Class R-2	2,555,033	33,763	75.68
Class R-2E	318,095	3,900	81.56
Class R-3	5,566,113	67,660	82.27
Class R-4	5,384,895	63,969	84.18
Class R-5E	1,413,926	16,791	84.21
Class R-5	2,987,898	34,996	85.38
Class R-6	50,217,695	586,962	85.56
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	The Growth Fund of America

Financial statements (continued)
Statement of operations for the year ended August 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $40,133; also includes $513,189 from affiliates)	$2,443,936
Interest from unaffiliated issuers	12,173
Securities lending income (net of fees)	1,678	$2,457,787
Fees and expenses*:
Investment advisory services	760,834
Distribution services	523,776
Transfer agent services	192,720
Administrative services	90,103
529 plan services	9,465
Reports to shareholders	4,619
Registration statement and prospectus	2,772
Trustees’ compensation	2,408
Auditing and legal	196
Custodian	4,354
Other	295	1,591,542
Net investment income		866,245
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	30,368,352
Affiliated issuers	(412,404)
In-kind redemptions	351,710
Currency transactions	(2,889)	30,304,769
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $7,109):
Unaffiliated issuers	26,623,495
Affiliated issuers	6,242,800
Currency translations	807	32,867,102
Net realized gain (loss) and unrealized appreciation (depreciation)		63,171,871
Net increase (decrease) in net assets resulting from operations		$64,038,116
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2025	2024

Operations:
Net investment income	$866,245	$1,201,093
Net realized gain (loss)	30,304,769	20,665,695
Net unrealized appreciation (depreciation)	32,867,102	46,244,509
Net increase (decrease) in net assets resulting from operations	64,038,116	68,111,297
Distributions paid to shareholders	(25,096,277)	(17,584,352)
Net capital share transactions	5,199,932	(1,018,212)
Total increase (decrease) in net assets	44,141,771	49,508,733
Net assets:
Beginning of year	284,834,768	235,326,035
End of year	$328,976,539	$284,834,768
Refer to the notes to financial statements.

The Growth Fund of America	12

Notes to financial statements
1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	The Growth Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Growth Fund of America	14

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):

15	The Growth Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$84,692,942	$8,189,093	$40,965	$92,923,000
Consumer discretionary	50,131,895	1,116,417	—	51,248,312
Communication services	44,941,129	944,628	56,362	45,942,119
Industrials	36,409,382	2,112,707	43,229	38,565,318
Health care	33,958,355	665,003	22,040	34,645,398
Financials	31,033,403	751,379	—	31,784,782
Consumer staples	6,204,326	888,408	—	7,092,734
Energy	6,026,867	—	—	6,026,867
Materials	4,117,598	121,739	—	4,239,337
Utilities	1,581,870	—	—	1,581,870
Real estate	1,323,909	—	—	1,323,909
Preferred securities	2,868,269	—	1,309,707	4,177,976
Rights & warrants	—	—	444,205	444,205
Convertible stocks	38,380	—	2,978	41,358
Convertible bonds & notes	—	165,915	—	165,915
Short-term securities	8,795,653	—	—	8,795,653
Total	$312,123,978	$14,955,289	$1,919,486	$328,998,753
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

The Growth Fund of America	16

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2025, the total value of securities on loan was $180,148,000, and the total value of collateral received was $185,881,000. Collateral received includes cash of $162,410,000 and U.S. government securities of $23,471,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of August 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $20,357,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due.

17	The Growth Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended August 31, 2025, the fund recognized $9,692,000 in EU reclaims (net of $402,000 in fees and the effect of realized gain or loss from currency translations) and $3,470,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended August 31, 2025, the fund reclassified $1,897,021,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$886,738
Undistributed long-term capital gains	23,776,086
Post-October capital loss deferral*	(1,373,176)
Gross unrealized appreciation on investments	189,743,757
Gross unrealized depreciation on investments	(2,818,661)
Net unrealized appreciation (depreciation) on investments	186,925,096
Cost of investments	142,073,657
*
This deferral is considered incurred in the subsequent year.

The Growth Fund of America	18

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended August 31, 2025			Year ended August 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$582,025	$11,979,977	$12,562,002	$683,157	$7,940,924	$8,624,081
Class C	—	353,728	353,728	—	249,484	249,484
Class T	— †	1	1	— †	1	1
Class F-1	21,952	524,777	546,729	29,257	370,402	399,659
Class F-2	238,387	3,253,062	3,491,449	253,465	2,156,455	2,409,920
Class F-3	97,838	1,145,739	1,243,577	96,454	733,988	830,442
Class 529-A	55,218	1,222,926	1,278,144	66,100	811,383	877,483
Class 529-C	—	31,185	31,185	—	23,919	23,919
Class 529-E	534	33,665	34,199	1,154	23,521	24,675
Class 529-T	— †	2	2	— †	1	1
Class 529-F-1	— †	1	1	— †	1	1
Class 529-F-2	8,467	114,147	122,614	7,997	66,449	74,446
Class 529-F-3	1	17	18	— †	2	2
Class R-1	—	29,340	29,340	—	20,837	20,837
Class R-2	—	211,545	211,545	—	144,914	144,914
Class R-2E	—	23,197	23,197	408	15,372	15,780
Class R-3	4,184	422,357	426,541	12,906	297,617	310,523
Class R-4	18,029	413,798	431,827	22,522	295,691	318,213
Class R-5E	6,532	100,313	106,845	8,961	80,465	89,426
Class R-5	17,434	220,636	238,070	20,366	160,135	180,501
Class R-6	311,284	3,653,979	3,965,263	347,025	2,643,019	2,990,044
Total	$1,361,885	$23,734,392	$25,096,277	$1,549,772	$16,034,580	$17,584,352
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the year ended August 31, 2025, the investment advisory services fees were $760,834,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

19	The Growth Fund of America

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2025, the 529 plan services fees were $9,465,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

The Growth Fund of America	20

For the year ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$368,831	$100,120	$45,644	Not applicable
Class C	38,266	2,517	1,148	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	16,090	7,663	1,957	Not applicable
Class F-2	Not applicable	46,242	12,504	Not applicable
Class F-3	Not applicable	186	4,382	Not applicable
Class 529-A	33,890	9,346	4,597	$8,249
Class 529-C	3,338	208	101	181
Class 529-E	2,045	165	124	223
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	662	453	812
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	3,251	297	98	Not applicable
Class R-2	17,883	8,135	715	Not applicable
Class R-2E	1,692	559	85	Not applicable
Class R-3	25,745	7,573	1,546	Not applicable
Class R-4	12,745	5,069	1,531	Not applicable
Class R-5E	Not applicable	1,955	391	Not applicable
Class R-5	Not applicable	1,426	846	Not applicable
Class R-6	Not applicable	597	13,981	Not applicable

Total class-specific expenses	$523,776	$192,720	$90,103	$9,465
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,408,000 in the fund’s statement of operations reflects $893,000 in current fees (either paid in cash or deferred) and a net increase of $1,515,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $3,553,036,000 and $4,425,026,000, respectively, which generated $817,519,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2025.

21	The Growth Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$8,938,103	116,460	$12,369,423	165,190	$(17,648,213)	(229,655)	$3,659,313	51,995
Class C	603,326	9,149	352,739	5,499	(1,080,241)	(16,412)	(124,176)	(1,764)
Class T	—	—	—	—	—	—	—	—
Class F-1	198,839	2,585	540,727	7,289	(881,641)	(11,534)	(142,075)	(1,660)
Class F-2	7,479,696	97,915	3,391,306	45,472	(8,849,966)	(114,303)	2,021,036	29,084
Class F-3	2,583,987	33,472	1,215,723	16,236	(2,880,194)	(37,332)	919,516	12,376
Class 529-A	1,450,430	19,107	1,277,718	17,368	(2,372,131)	(30,956)	356,017	5,519
Class 529-C	79,072	1,194	31,179	485	(145,543)	(2,193)	(35,292)	(514)
Class 529-E	34,208	460	34,191	473	(82,821)	(1,092)	(14,422)	(159)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	345,491	4,473	122,528	1,640	(219,719)	(2,826)	248,300	3,287
Class 529-F-3	176	3	19	— †	(207)	(3)	(12)	—
Class R-1	44,584	659	29,334	446	(84,403)	(1,236)	(10,485)	(131)
Class R-2	384,468	5,612	211,391	3,164	(620,419)	(9,049)	(24,560)	(273)
Class R-2E	52,647	707	23,197	323	(55,711)	(758)	20,133	272
Class R-3	731,566	9,859	425,472	5,877	(1,235,869)	(16,630)	(78,831)	(894)
Class R-4	560,865	7,375	431,459	5,836	(1,248,223)	(16,418)	(255,899)	(3,207)
Class R-5E	269,033	3,552	106,807	1,446	(516,966)	(6,722)	(141,126)	(1,724)
Class R-5	262,828	3,406	237,383	3,173	(668,763)	(8,577)	(168,552)	(1,998)
Class R-6	4,378,585	57,617	3,944,323	52,619	(9,351,864)	(120,540)	(1,028,956)	(10,304)
Total net increase (decrease)	$28,397,904	373,605	$24,744,922	332,536	$(47,942,894)	(626,236)	$5,199,932	79,905
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$7,574,584	112,787	$8,492,324	136,467	$(14,063,129)	(209,455)	$2,003,779	39,799
Class C	513,180	8,773	248,697	4,588	(964,227)	(16,485)	(202,350)	(3,124)
Class T	—	—	—	—	—	—	—	—
Class F-1	157,402	2,365	395,444	6,409	(932,538)	(14,206)	(379,692)	(5,432)
Class F-2	6,203,949	92,924	2,341,056	37,759	(7,713,236)	(114,954)	831,769	15,729
Class F-3	2,109,975	31,288	814,669	13,096	(2,570,099)	(38,487)	354,545	5,897
Class 529-A	1,249,932	18,874	877,113	14,322	(1,989,733)	(29,865)	137,312	3,331
Class 529-C	71,844	1,232	23,914	440	(138,681)	(2,362)	(42,923)	(690)
Class 529-E	33,603	518	24,672	410	(64,453)	(985)	(6,178)	(57)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	242,948	3,603	74,427	1,198	(164,806)	(2,418)	152,569	2,383
Class 529-F-3	147	2	3	— †	—	—	150	2
Class R-1	41,135	691	20,789	375	(77,173)	(1,288)	(15,249)	(222)
Class R-2	350,154	5,787	144,778	2,573	(528,285)	(8,724)	(33,353)	(364)
Class R-2E	50,167	785	15,780	263	(63,954)	(995)	1,993	53
Class R-3	618,890	9,525	309,549	5,128	(1,134,684)	(17,476)	(206,245)	(2,823)
Class R-4	525,539	7,912	317,919	5,169	(1,104,247)	(16,549)	(260,789)	(3,468)
Class R-5E	291,639	4,326	89,409	1,455	(427,115)	(6,266)	(46,067)	(485)
Class R-5	334,223	5,015	179,859	2,893	(637,948)	(9,493)	(123,866)	(1,585)
Class R-6	3,370,256	50,205	2,977,264	47,812	(9,531,140)	(144,086)	(3,183,620)	(46,069)
Total net increase (decrease)	$23,739,567	356,612	$17,347,669	280,357	$(42,105,448)	(634,094)	$(1,018,212)	2,875
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $94,224,839,000 and $112,009,376,000, respectively, during the year ended August 31, 2025.

23	The Growth Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025	$75.37	$.17	$16.43	$16.60	$(.31 )	$(6.38)	$(6.69)	$85.28	23.26%	$167,143	.60%	.60%	.22%
8/31/2024	62.30	.27	17.47	17.74	(.37 )	(4.30)	(4.67)	75.37	30.05	143,793.61		.61	.39
8/31/2023	55.10	.34	8.87	9.21	(.17 )	(1.84)	(2.01)	62.30	17.60	116,384.63		.63	.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06 )	(6.01)	(6.07)	55.10	(23.78)	104,664.60		.60	.23
8/31/2021	63.18	.05	18.10	18.15	(.17 )	(2.74)	(2.91)	78.42	29.49	144,012.61		.61	.07
Class C:
8/31/2025	65.30	(.35 )	14.09	13.74	—	(6.38)	(6.38)	72.66	22.34	4,043	1.35	1.35	(.53 )
8/31/2024	54.60	(.21 )	15.21	15.00	—	(4.30)	(4.30)	65.30	29.09	3,748	1.36	1.36	(.35 )
8/31/2023	48.73	(.07 )	7.78	7.71	— [5]	(1.84)	(1.84)	54.60	16.72	3,305	1.38	1.38	(.14 )
8/31/2022	70.50	(.32 )	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252	1.36	1.36	(.53 )
8/31/2021	57.32	(.42 )	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852	1.35	1.35	(.68 )
Class T:
8/31/2025	75.37	.36	16.43	16.79	(.50 )	(6.38)	(6.88)	85.28	23.57 [6]	— [7]	.35 [6]	.35 [6]	.47 [6]
8/31/2024	62.31	.44	17.46	17.90	(.54 )	(4.30)	(4.84)	75.37	30.39 [6]	— [7]	.35 [6]	.35 [6]	.66 [6]
8/31/2023	55.13	.49	8.85	9.34	(.32 )	(1.84)	(2.16)	62.31	17.92 [6]	— [7]	.36 [6]	.36 [6]	.88 [6]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23 )	(6.01)	(6.24)	55.13	(23.58)[6]	— [7]	.36 [6]	.36 [6]	.47 [6]
8/31/2021	63.19	.20	18.10	18.30	(.31 )	(2.74)	(3.05)	78.44	29.76 [6]	— [7]	.38 [6]	.38 [6]	.29 [6]
Class F-1:
8/31/2025	74.69	.13	16.28	16.41	(.27 )	(6.38)	(6.65)	84.45	23.20	7,009.65		.65	.17
8/31/2024	61.78	.23	17.32	17.55	(.34 )	(4.30)	(4.64)	74.69	29.98	6,323.66		.66	.35
8/31/2023	54.64	.32	8.79	9.11	(.13 )	(1.84)	(1.97)	61.78	17.57	5,566.66		.66	.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330.66		.66	.16
8/31/2021	62.70	.01	17.95	17.96	(.13 )	(2.74)	(2.87)	77.79	29.40	7,747.66		.66	.02
Class F-2:
8/31/2025	75.19	.32	16.40	16.72	(.47 )	(6.38)	(6.85)	85.06	23.52	46,348.40		.40	.42
8/31/2024	62.17	.41	17.42	17.83	(.51 )	(4.30)	(4.81)	75.19	30.32	38,785.40		.40	.61
8/31/2023	55.00	.46	8.84	9.30	(.29 )	(1.84)	(2.13)	62.17	17.87	31,088.41		.41	.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22 )	(6.01)	(6.23)	55.00	(23.62)	28,563.40		.40	.43
8/31/2021	63.07	.19	18.07	18.26	(.30 )	(2.74)	(3.04)	78.29	29.76	37,459.40		.40	.28
Class F-3:
8/31/2025	75.51	.41	16.46	16.87	(.54 )	(6.38)	(6.92)	85.46	23.64	16,379.29		.29	.53
8/31/2024	62.41	.48	17.49	17.97	(.57 )	(4.30)	(4.87)	75.51	30.46	13,538.29		.29	.71
8/31/2023	55.22	.52	8.87	9.39	(.36 )	(1.84)	(2.20)	62.41	17.99	10,820.30		.30	.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30 )	(6.01)	(6.31)	55.22	(23.53)	8,922.29		.29	.54
8/31/2021	63.28	.26	18.13	18.39	(.36 )	(2.74)	(3.10)	78.57	29.88	11,555.30		.30	.38
Class 529-A:
8/31/2025	74.14	.15	16.15	16.30	(.29 )	(6.38)	(6.67)	83.77	23.23	16,710.62		.62	.19
8/31/2024	61.36	.24	17.19	17.43	(.35 )	(4.30)	(4.65)	74.14	30.00	14,380.65		.65	.36
8/31/2023	54.31	.31	8.73	9.04	(.15 )	(1.84)	(1.99)	61.36	17.55	11,697.67		.67	.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04 )	(6.01)	(6.05)	54.31	(23.79)	10,549.64		.64	.20
8/31/2021	62.38	.02	17.87	17.89	(.16 )	(2.74)	(2.90)	77.37	29.45	14,481.64		.64	.03
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025	$65.40	$(.38 )	$14.11	$13.73	$—	$(6.38)	$(6.38)	$72.75	22.29%	$345	1.40%	1.40%	(.57 )%
8/31/2024	54.70	(.23 )	15.23	15.00	—	(4.30)	(4.30)	65.40	29.03	343	1.40	1.40	(.39 )
8/31/2023	48.85	(.10 )	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64	325	1.44	1.44	(.20 )
8/31/2022	70.68	(.35 )	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340	1.41	1.41	(.59 )
8/31/2021	57.48	(.44 )	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561	1.38	1.38	(.71 )
Class 529-E:
8/31/2025	72.80	(.04 )	15.84	15.80	(.10 )	(6.38)	(6.48)	82.12	22.92	439.88		.88	(.06 )
8/31/2024	60.33	.08	16.90	16.98	(.21 )	(4.30)	(4.51)	72.80	29.72	401.88		.88	.12
8/31/2023	53.41	.18	8.59	8.77	(.01 )	(1.84)	(1.85)	60.33	17.26	335.91		.91	.33
8/31/2022	76.33	(.04 )	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311.88		.88	(.05 )
8/31/2021	61.59	(.14 )	17.64	17.50	(.02 )	(2.74)	(2.76)	76.33	29.14	447.88		.88	(.21 )
Class 529-T:
8/31/2025	75.34	.32	16.43	16.75	(.46 )	(6.38)	(6.84)	85.25	23.50 [6]	— [7]	.40 [6]	.40 [6]	.41 [6]
8/31/2024	62.29	.39	17.46	17.85	(.50 )	(4.30)	(4.80)	75.34	30.30 [6]	— [7]	.42 [6]	.42 [6]	.59 [6]
8/31/2023	55.10	.46	8.86	9.32	(.29 )	(1.84)	(2.13)	62.29	17.87 [6]	— [7]	.41 [6]	.41 [6]	.83 [6]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19 )	(6.01)	(6.20)	55.10	(23.64)[6]	— [7]	.41 [6]	.41 [6]	.42 [6]
8/31/2021	63.17	.16	18.10	18.26	(.28 )	(2.74)	(3.02)	78.41	29.71 [6]	— [7]	.44 [6]	.44 [6]	.24 [6]
Class 529-F-1:
8/31/2025	73.97	.27	16.11	16.38	(.44 )	(6.38)	(6.82)	83.53	23.44 [6]	— [7]	.46 [6]	.46 [6]	.36 [6]
8/31/2024	61.23	.38	17.14	17.52	(.48 )	(4.30)	(4.78)	73.97	30.28 [6]	— [7]	.43 [6]	.43 [6]	.57 [6]
8/31/2023	54.19	.42	8.71	9.13	(.25 )	(1.84)	(2.09)	61.23	17.80 [6]	— [7]	.46 [6]	.46 [6]	.77 [6]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17 )	(6.01)	(6.18)	54.19	(23.68)[6]	— [7]	.48 [6]	.48 [6]	.35 [6]
8/31/2021	62.24	.13	17.88	18.01	(.28 )	(2.74)	(3.02)	77.23	29.74 [6]	— [7]	.42 [6]	.42 [6]	.22 [6]
Class 529-F-2:
8/31/2025	75.32	.33	16.42	16.75	(.47 )	(6.38)	(6.85)	85.22	23.53	1,769.39		.39	.43
8/31/2024	62.28	.41	17.45	17.86	(.52 )	(4.30)	(4.82)	75.32	30.33	1,316.40		.40	.60
8/31/2023	55.10	.47	8.85	9.32	(.30 )	(1.84)	(2.14)	62.28	17.88	940.38		.38	.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21 )	(6.01)	(6.22)	55.10	(23.61)	773.40		.40	.44
8/31/2021[8,9]	59.21	.15	22.06	22.21	(.28 )	(2.74)	(3.02)	78.40	38.38 [10]	932	.43 [11]	.43 [11]	.26 [11]
Class 529-F-3:
8/31/2025	75.25	.36	16.41	16.77	(.51 )	(6.38)	(6.89)	85.13	23.59	— [7]	.34	.34	.47
8/31/2024	62.21	.39	17.48	17.87	(.53 )	(4.30)	(4.83)	75.25	30.39	— [7]	.35	.35	.56
8/31/2023	55.05	.48	8.85	9.33	(.33 )	(1.84)	(2.17)	62.21	17.93	— [7]	.36	.36	.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25 )	(6.01)	(6.26)	55.05	(23.58)	— [7]	.35	.35	.49
8/31/2021[8,9]	59.21	.19	22.06	22.25	(.37 )	(2.74)	(3.11)	78.35	38.45 [10]	— [7]	.38 [11]	.35 [11]	.32 [11]
Class R-1:
8/31/2025	66.76	(.38 )	14.43	14.05	—	(6.38)	(6.38)	74.43	22.32	348	1.37	1.37	(.55 )
8/31/2024	55.74	(.22 )	15.54	15.32	—	(4.30)	(4.30)	66.76	29.06	321	1.38	1.38	(.37 )
8/31/2023	49.71	(.07 )	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72	280	1.38	1.38	(.14 )
8/31/2022	71.80	(.33 )	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269	1.38	1.38	(.55 )
8/31/2021	58.35	(.45 )	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402	1.38	1.38	(.70 )
Refer to the end of the table(s) for footnote(s).

25	The Growth Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025	$67.78	$(.39 )	$14.67	$14.28	$—	$(6.38)	$(6.38)	$75.68	22.32%	$2,555	1.38%	1.38%	(.56 )%
8/31/2024	56.54	(.23 )	15.77	15.54	—	(4.30)	(4.30)	67.78	29.05	2,307	1.38	1.38	(.37 )
8/31/2023	50.40	(.08 )	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39	1.39	(.15 )
8/31/2022	72.72	(.35 )	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40	1.40	(.57 )
8/31/2021	59.07	(.46 )	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39	1.39	(.71 )
Class R-2E:
8/31/2025	72.39	(.20 )	15.75	15.55	—	(6.38)	(6.38)	81.56	22.67	318	1.09	1.09	(.27 )
8/31/2024	60.05	(.05 )	16.80	16.75	(.11 )	(4.30)	(4.41)	72.39	29.43	263	1.09	1.09	(.08 )
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10	1.10	.14
8/31/2022	76.28	(.18 )	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10	1.10	(.27 )
8/31/2021	61.67	(.28 )	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09	1.09	(.42 )
Class R-3:
8/31/2025	72.92	(.09 )	15.88	15.79	(.06 )	(6.38)	(6.44)	82.27	22.87	5,566.93		.93	(.12 )
8/31/2024	60.44	.05	16.92	16.97	(.19 )	(4.30)	(4.49)	72.92	29.62	4,999.94		.94	.07
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94		.94	.30
8/31/2022	76.50	(.08 )	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94		.94	(.12 )
8/31/2021	61.75	(.18 )	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233.94		.94	(.26 )
Class R-4:
8/31/2025	74.47	.14	16.23	16.37	(.28 )	(6.38)	(6.66)	84.18	23.21	5,385.64		.64	.18
8/31/2024	61.59	.24	17.27	17.51	(.33 )	(4.30)	(4.63)	74.47	30.00	5,003.64		.64	.37
8/31/2023	54.47	.32	8.77	9.09	(.13 )	(1.84)	(1.97)	61.59	17.59	4,351.65		.65	.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02 )	(6.01)	(6.03)	54.47	(23.81)	5,093.64		.64	.18
8/31/2021	62.53	.02	17.92	17.94	(.15 )	(2.74)	(2.89)	77.58	29.44	7,878.64		.64	.03
Class R-5E:
8/31/2025	74.48	.30	16.23	16.53	(.42 )	(6.38)	(6.80)	84.21	23.47	1,414.44		.44	.39
8/31/2024	61.62	.38	17.26	17.64	(.48 )	(4.30)	(4.78)	74.48	30.27	1,379.44		.44	.57
8/31/2023	54.53	.43	8.77	9.20	(.27 )	(1.84)	(2.11)	61.62	17.82	1,171.45		.45	.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21 )	(6.01)	(6.22)	54.53	(23.66)	996.45		.45	.39
8/31/2021	62.61	.16	17.94	18.10	(.27 )	(2.74)	(3.01)	77.70	29.69	1,337.44		.44	.23
Class R-5:
8/31/2025	75.44	.37	16.45	16.82	(.50 )	(6.38)	(6.88)	85.38	23.59	2,988.34		.34	.48
8/31/2024	62.36	.45	17.48	17.93	(.55 )	(4.30)	(4.85)	75.44	30.41	2,791.34		.34	.67
8/31/2023	55.17	.50	8.85	9.35	(.32 )	(1.84)	(2.16)	62.36	17.93	2,406.35		.35	.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25 )	(6.01)	(6.26)	55.17	(23.58)	1,457.34		.34	.48
8/31/2021	63.22	.23	18.12	18.35	(.33 )	(2.74)	(3.07)	78.50	29.84	2,322.34		.34	.34
Class R-6:
8/31/2025	75.59	.41	16.48	16.89	(.54 )	(6.38)	(6.92)	85.56	23.64	50,218.29		.29	.53
8/31/2024	62.46	.48	17.51	17.99	(.56 )	(4.30)	(4.86)	75.59	30.48	45,145.29		.29	.72
8/31/2023	55.26	.52	8.88	9.40	(.36 )	(1.84)	(2.20)	62.46	17.99	40,184.30		.30	.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30 )	(6.01)	(6.31)	55.26	(23.54)	36,396.29		.29	.54
8/31/2021	63.32	.27	18.14	18.41	(.36 )	(2.74)	(3.10)	78.63	29.90	46,741.29		.29	.38
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	26

Financial highlights (continued)

	Year ended August 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	32%	25%	31%	30%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	The Growth Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Growth Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Growth Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

The Growth Fund of America	28

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2025:
Long-term capital gains	$25,279,872,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$153,167,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

29	The Growth Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

The Growth Fund of America	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Growth Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 31, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: October 31, 2025